Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Jun. 21, 2023 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Melvin C. Payne was our Principal Executive Officer (“PEO”) for each year presented until he stepped down on June 21, 2023, with Carlos R. Quezada becoming our PEO on that same date. For disclosure purposes, we have calculated Mr. Payne’s and Mr. Quezada’s time as PEO separately.
					Value of Initial Fixed $100
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return (“TSR”)(5)	Peer Group TSR(6)	Net Income (in thousands)	Adjusted Diluted EPS(7)
2023	$4,061,994	$3,029,501	$1,483,339	$1,266,971	$83	$145	$33,413	$2.19
2022	$3,388,869	$(11,180,443)	$1,542,473	$(2,833,284)	$90	$142	$41,381	$2.61
2021	$5,346,781	$20,948,505	$1,941,742	$6,205,152	$208	$145	$33,159	$3.02
The individuals comprising the Non-PEO NEOs for each year presented are listed below:
2021	2022	2023
Carlos R. Quezada	Carlos R. Quezada	Carlos R. Quezada
Steven D. Metzger	Steven D. Metzger	Steven D. Metzger
C. Benjamin Brink	C. Benjamin Brink	C. Benjamin Brink(8)
Shawn R. Phillips	Shawn R. Phillips	Shawn R. Phillips
L. Kian Granmayeh
Paul D. Elliott
Adeola Olaniyan

(1)
The dollar amounts reported for Mr. Payne under “Summary Compensation Table Total” are the amounts of total compensation previously reported for Mr. Payne.

(2)
The dollar amounts reported for Mr. Payne under “Compensation Actually Paid” represent the amount of  “compensation actually paid” to Mr. Payne, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Payne during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Payne’s’ total compensation for each year to determine the compensation actually paid:

	Melvin C. Payne
	2021	2022	2023
Total Compensation as reported in SCT	$5,346,781	$3,388,869	$4,061,994
Fair value of equity awards granted during fiscal year	(3,204,500)	(1,390,400)	(1,786,057)
Fair value of equity compensation granted in current year-value at end of year-end	8,525,500	479,200	1,310,469
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	1,603,605	(677,628)	214,901
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	8,677,119	(12,980,484)	(771,806)
Compensation Actually Paid to PEO	$20,948,505	$(11,180,443)	$3,029,501
(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO NEOs represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Payne) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are shown in the table above.

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Payne), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages
	2021	2022	2023
Total Compensation as reported in SCT	$1,941,742	$1,542,473	$1,483,339
Fair value of equity awards granted during fiscal year	(1,145,393)	(673,475)	(497,151)
Fair value of equity compensation granted in current year-value at end of year-end	3,209,772	232,113	368,827
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	36,869	(210,007)	49,292
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,162,162	(3,724,388)	(137,336)
Compensation Actually Paid to NEO	$6,205,152	$(2,833,284)	$1,266,971

(5)
Total Shareholder Return assumes that the value of the investment in our Common Stock was $100 on the last trading day of December 2020, and that all dividends were reinvested. Performance data is provided as of the last trading day of each of our last four fiscal years.

(6)
Our Peer Group consists of SCI and Matthews. We assumed the Peer Group was $100 on the last trading day of December 2020, and that all dividends were reinvested. Performance data for the Peer Group is provided as of the last trading day of each of our last five fiscal years.

(7)
Adjusted Diluted Earnings Per Share is defined as GAAP Diluted Earnings Per Share, adjusted for special items. We determined Adjusted Diluted Earnings Per Share to be the most important financial performance measure used to link the Company’s performance to Compensation Actually Paid to our PEO and Non-PEO NEOs. We may determine a different financial performance measure to be the most important financial performance measure in future years.

(8)
Mr. Brink was not included in this calculation as a result of his resignation from his position as the Company’s Executive Vice President, Chief Financial Officer & Treasurer (Principal Financial Officer) effective January 2, 2023.

Pay Versus Performance Table
Carlos R. Quezada was our Principal Executive Officer (“PEO”) for 2025, 2024, and 2023 beginning June 21, 2023.
					Value of Initial Fixed $100
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	TSR(5)	Peer Group TSR(6)	Net Income (in thousands)	Adjusted Diluted EPS(7)
2025	$3,859,198	$3,968,608	$1,621,540	$1,651,465	$144	$167	$51,507	$3.20
2024	$4,294,842	$7,268,313	$1,529,905	$2,492,783	$134	$169	$32,953	$2.65
2023	$2,812,587	$2,422,461	$1,217,490	$1,035,873	$83	$145	$33,413	$2.19
The individuals comprising the Non-PEO NEOs for each year presented are listed below:
2024	2025
Steven D. Metzger	Steven D. Metzger
L. Kian Granmayeh(8)	John Enwright
Kathryn Shanley	Kathryn Shanley
Rob Franch	Rob Franch
Shane Pudenz

(1)
The dollar amounts reported for Mr. Quezada under “Summary Compensation Table Total” are the amounts of total compensation reported for Mr. Quezada for each corresponding year in the “Total” column of the Summary Compensation Table as reflected on page 42.

(2)
The dollar amounts reported for Mr. Quezada under “Compensation Actually Paid” represent the amount of  “compensation actually paid” to Mr. Quezada, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Quezada during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Quezada’s’ total compensation for each year to determine the compensation actually paid:

	Carlos R. Quezada
	2024	2025
Total Compensation as reported in SCT	$4,294,842	$3,859,198
Fair value of equity awards granted during fiscal year	(1,599,458)	(1,599,986)
Fair value of equity compensation granted in current year-value at end of year-end	2,987,018	1,691,535
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	838,606	(8,011)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	747,305	25,872
Compensation Actually Paid to PEO	$7,268,313	$3,968,608

(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO NEOs represent the average of the amounts reported for the Company’s NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are shown in the table above.

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving as our CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages
	2024	2025
Total Compensation as reported in SCT	$1,529,905	$1,621,540
Fair value of equity awards granted during fiscal year	(511,754)	(680,621)
Fair value of equity compensation granted in current year-value at end of year-end	955,687	719,565
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	262,773	(916)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	271,535	$(8,103)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(15,363)	—
Compensation Actually Paid to NEO	$2,492,783	$1,651,465

(5)
See footnote 5 to the former PEO table with respect to our Total Shareholder Return definition.

(6)
See footnote 6 to the former PEO table with respect to our Peer Group definition.

(7)
See footnote 7 to the former PEO table with respect to our Adjusted Diluted Earnings Per Share definition.

(8)
Mr. Granmayeh was not included in this calculation as a result of his resignation from his position as the Company’s Executive Vice President, Chief Financial Officer & Treasurer (Principal Financial Officer) effective July 1, 2024.

Company Selected Measure Name		AdjustedDiluted EPS	AdjustedDilutedEPS
Named Executive Officers, Footnote
Melvin C. Payne was our Principal Executive Officer (“PEO”) for each year presented until he stepped down on June 21, 2023, with Carlos R. Quezada becoming our PEO on that same date. For disclosure purposes, we have calculated Mr. Payne’s and Mr. Quezada’s time as PEO separately.
The individuals comprising the Non-PEO NEOs for each year presented are listed below:
2021	2022	2023
Carlos R. Quezada	Carlos R. Quezada	Carlos R. Quezada
Steven D. Metzger	Steven D. Metzger	Steven D. Metzger
C. Benjamin Brink	C. Benjamin Brink	C. Benjamin Brink(8)
Shawn R. Phillips	Shawn R. Phillips	Shawn R. Phillips
L. Kian Granmayeh
Paul D. Elliott
Adeola Olaniyan
Carlos R. Quezada was our Principal Executive Officer (“PEO”) for 2025, 2024, and 2023 beginning June 21, 2023
The individuals comprising the Non-PEO NEOs for each year presented are listed below:
2024	2025
Steven D. Metzger	Steven D. Metzger
L. Kian Granmayeh(8)	John Enwright
Kathryn Shanley	Kathryn Shanley
Rob Franch	Rob Franch
Shane Pudenz

Peer Group Issuers, Footnote
(6)
Our Peer Group consists of SCI and Matthews. We assumed the Peer Group was $100 on the last trading day of December 2020, and that all dividends were reinvested. Performance data for the Peer Group is provided as of the last trading day of each of our last five fiscal years.

(6)
Our Peer Group consists of SCI and Matthews. We assumed the Peer Group was $100 on the last trading day of December 2020, and that all dividends were reinvested. Performance data for the Peer Group is provided as of the last trading day of each of our last five fiscal years.

PEO Total Compensation Amount	$ 2,812,587	$ 4,061,994	$ 3,859,198	$ 4,294,842	$ 3,388,869	$ 5,346,781
PEO Actually Paid Compensation Amount	2,422,461	$ 3,029,501	$ 3,968,608	7,268,313	(11,180,443)	20,948,505
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported for Mr. Payne under “Compensation Actually Paid” represent the amount of  “compensation actually paid” to Mr. Payne, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Payne during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Payne’s’ total compensation for each year to determine the compensation actually paid:

	Melvin C. Payne
	2021	2022	2023
Total Compensation as reported in SCT	$5,346,781	$3,388,869	$4,061,994
Fair value of equity awards granted during fiscal year	(3,204,500)	(1,390,400)	(1,786,057)
Fair value of equity compensation granted in current year-value at end of year-end	8,525,500	479,200	1,310,469
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	1,603,605	(677,628)	214,901
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	8,677,119	(12,980,484)	(771,806)
Compensation Actually Paid to PEO	$20,948,505	$(11,180,443)	$3,029,501

(2)
The dollar amounts reported for Mr. Quezada under “Compensation Actually Paid” represent the amount of  “compensation actually paid” to Mr. Quezada, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Quezada during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Quezada’s’ total compensation for each year to determine the compensation actually paid:

	Carlos R. Quezada
	2024	2025
Total Compensation as reported in SCT	$4,294,842	$3,859,198
Fair value of equity awards granted during fiscal year	(1,599,458)	(1,599,986)
Fair value of equity compensation granted in current year-value at end of year-end	2,987,018	1,691,535
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	838,606	(8,011)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	747,305	25,872
Compensation Actually Paid to PEO	$7,268,313	$3,968,608

Non-PEO NEO Average Total Compensation Amount	1,217,490	$ 1,483,339	$ 1,621,540	1,529,905	1,542,473	1,941,742
Non-PEO NEO Average Compensation Actually Paid Amount	1,035,873	$ 1,266,971	$ 1,651,465	2,492,783	(2,833,284)	6,205,152
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Payne), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages
	2021	2022	2023
Total Compensation as reported in SCT	$1,941,742	$1,542,473	$1,483,339
Fair value of equity awards granted during fiscal year	(1,145,393)	(673,475)	(497,151)
Fair value of equity compensation granted in current year-value at end of year-end	3,209,772	232,113	368,827
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	36,869	(210,007)	49,292
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,162,162	(3,724,388)	(137,336)
Compensation Actually Paid to NEO	$6,205,152	$(2,833,284)	$1,266,971

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving as our CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages
	2024	2025
Total Compensation as reported in SCT	$1,529,905	$1,621,540
Fair value of equity awards granted during fiscal year	(511,754)	(680,621)
Fair value of equity compensation granted in current year-value at end of year-end	955,687	719,565
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	262,773	(916)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	271,535	$(8,103)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(15,363)	—
Compensation Actually Paid to NEO	$2,492,783	$1,651,465

Compensation Actually Paid vs. Total Shareholder Return
Compensation vs Total Shareholder Return

Compensation Actually Paid vs. Net Income
Compensation vs Net Income

Compensation Actually Paid vs. Company Selected Measure
Compensation vs Adjusted Diluted EPS

Total Shareholder Return Vs Peer Group
Compensation vs Total Shareholder Return

Tabular List, Table
Financial Performance Measures
As described in greater detail in our “Compensation Discussion and Analysis” section beginning on page 32, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:
•
Net Income;

•
Adjusted Consolidated EBITDA; and

•
Adjusted Diluted Earnings Per Share.

Total Shareholder Return Amount	83	$ 83	$ 144	134	90	208
Peer Group Total Shareholder Return Amount	145	145	167	169	142	145
Net Income (Loss)	$ 33,413,000	$ 33,413,000	$ 51,507,000	$ 32,953,000	$ 41,381,000	$ 33,159,000
Company Selected Measure Amount | $ / shares	2.19	2.19	3.2	2.65	2.61	3.02
PEO Name			Carlos R. Quezada
Measure:: 1
Pay vs Performance Disclosure
Name			Net Income
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Consolidated EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description
(7)
Adjusted Diluted Earnings Per Share is defined as GAAP Diluted Earnings Per Share, adjusted for special items. We determined Adjusted Diluted Earnings Per Share to be the most important financial performance measure used to link the Company’s performance to Compensation Actually Paid to our PEO and Non-PEO NEOs. We may determine a different financial performance measure to be the most important financial performance measure in future years.

(7)
Adjusted Diluted Earnings Per Share is defined as GAAP Diluted Earnings Per Share, adjusted for special items. We determined Adjusted Diluted Earnings Per Share to be the most important financial performance measure used to link the Company’s performance to Compensation Actually Paid to our PEO and Non-PEO NEOs. We may determine a different financial performance measure to be the most important financial performance measure in future years.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,786,057)	$ (1,599,986)	$ (1,599,458)	$ (1,390,400)	$ (3,204,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,310,469	1,691,535	2,987,018	479,200	8,525,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(771,806)	25,872	747,305	(12,980,484)	8,677,119
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		214,901	(8,011)	838,606	(677,628)	1,603,605
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(497,151)	(680,621)	(511,754)	(673,475)	(1,145,393)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		368,827	719,565	955,687	232,113	3,209,772
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(137,336)	(8,103)	271,535	(3,724,388)	2,162,162
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 49,292	(916)	262,773	$ (210,007)	$ 36,869
Non-PEO NEO | Fair Value Of Awards Forfeited In Current Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (15,363)